DIVIDENDS AND INTEREST ON EQUITY (IOE)	12 Months Ended
Dec. 31, 2017
DIVIDENDS AND INTEREST ON EQUITY (IOE)
DIVIDENDS AND INTEREST ON EQUITY (IOE)

17)  DIVIDENDS AND INTEREST ON EQUITY (IOE)

a)  Dividends and interest on equity payable

a.1) Breakdown:

	12/31/17	12/31/16
Telefónica Latinoamérica Holding S.L.	505,750	454,583
Telefónica S.A.	609,003	547,390
SP Telecomunicações Participações Ltda	383,933	345,090
Telefónica Chile S.A.	1,070	962
Non-controlling interest	896,360	847,006
Total	2,396,116	2,195,031

a.2) Changes:

Balance at 12/31/15	2,209,362
Supplementary dividends for 2015	1,287,223
Interim interest on equity (net of IRRF)	1,846,323
Unclaimed dividends and interest on equity	(189,471)
Payment of dividends and interest on equity	(2,966,384)
IRRF on shareholders exempt/immune from interest on equity	7,978
Balance at 12/31/16	2,195,031
Supplementary dividends for 2016	1,913,987
Interim interest on equity (net of IRRF)	2,054,143
Unclaimed dividends and interest on equity	(101,778)
Payment of dividends and interest on equity	(3,668,551)
IRRF on shareholders exempt/immune from interest on equity	3,284
Balance at 12/31/17	2,396,116

For the cash flow statement, interest on equity and dividends paid to shareholders are recognized in “Financing Activities”.

Interest on equity and dividends not claimed by shareholders expire within three years from the initial payment date. Should dividends and interest on equity expire, these amounts are recorded in retained earnings for later distribution.